Leases - Sublease Classification (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Leases [Abstract]
Total sublease rental income	$ 57	$ 0	$ 183	$ 0